Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Balances And Transactions [Abstract]
Schedule OfTransaction With Related Parties
	Year ended December 31,
	2012	2013	2014

Cost of revenues	$4,974	$5,381	$4,613

Research and development expenses	$1,032	$1,011	$1,244

Selling and marketing expenses	$1,233	$1,189	$914

General and administrative expenses	$684	$798	$1,123

Purchase of property and equipment	$1,130	$265	$100

Schedule Of Balances With Related Parties
	December 31,
	2013	2014

Trade payables, other accounts payable and accrued expenses	$3,176	$1,400